Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reconciliation of Differences between United States Statutory Federal Income Tax Rate and Effective Tax Rate
A reconciliation of the differences between the United States statutory federal income tax rate and the effective tax rate as provided in the statements of operations is as follows:

	Year Ended December 31,
	2020	2019
Tax computed at the federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefits	5.1	1.9
Nondeductible expenses	(0.1)	(0.4)
Stock-based compensation	(2.2)	(9.5)
Deferred tax adjustments	(57.0)	—
Change in valuation allowance	33.2	(13.0)

	—	—

Summary of Federal and State Income Tax Provision
The federal and state income tax provision is summarized as follows (in thousands):

	Year Ended December 31,
	2020	2019
Current
Federal	$—	$—
State	7	15

	7	15
Deferred
Federal	—	—
State	—	—

	—	—

Income tax expense	$7	$15

Significant Components of Deferred Tax Assets (Liabilities)
The tax effects of significant components of the Company’s deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2020	2019
Deferred Tax Assets:
Net operating loss carryforwards	$3,720	$16,096
Operating lease liabilities	691	766
Other accruals	101	61
Accrued compensation	448	—
Reserves	299	301
Deferred revenue	642	850
Intangible assets	32	253
Stock-based compensation	4,910	4,821

Total gross deferred tax assets	$10,843	$23,148
Deferred Tax Liabilities:
Property and equipment	(805)	(1,026)
Operating lease right-of-use assets	(655)	(739)
Other	(61)	(92)

Total gross deferred tax liabilities	$(1,521)	$(1,857)
Valuation allowance	(9,322)	(21,291)

Total deferred taxes	$—	$—